Summary of Changes in Level Three Financial Instruments (Detail) (6.25% Convertible Debenture, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
6.25% Convertible Debenture
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Liabilities, beginning balance	$ 2,080	$ 1,099
Non-cash (gain) loss on conversion feature	(1,142)	972
FX impact on conversion feature	16	9
Level 3 Liabilities, ending balance	$ 954	$ 2,080